Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Impairment charge for intangible assets	$ 17,628	$ 0
Amortization expense	14,027	12,351
Disposal Group, Held-for-sale, Not Discontinued Operations | Innovations Group
Finite-Lived Intangible Assets [Line Items]
Intangible assets noncurrent, assets held for sale	23,100
Trade Names
Finite-Lived Intangible Assets [Line Items]
Impairment charge for intangible assets	5,428
Amortization expense	3,003	2,584
Technology and Intellectual Property
Finite-Lived Intangible Assets [Line Items]
Impairment charge for intangible assets	6,009
Amortization expense	7,711	7,251
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Impairment charge for intangible assets	6,191
Amortization expense	$ 3,146	$ 2,400
Minimum | Trade Names
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	3 years
Minimum | Technology and Intellectual Property
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	5 years
Minimum | Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	10 years
Maximum | Trade Names
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	10 years
Maximum | Technology and Intellectual Property
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	7 years